Consolidated Statements of Profit or Loss - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Revenue	$ 37,648,782	$ 38,571,080
Cost of revenue	(31,374,098)	(33,928,496)
Gross margin	6,274,684	4,642,584
Provision for and write off of withholding taxes receivable	(1,722,762)
Administrative expenses	(6,674,472)	(4,753,566)
(Loss) from operations	(2,122,550)	(110,982)
Other income, net	52,956	160,168
Foreign exchange gains, net	68,924	985,829
Finance costs	(898,748)	(886,465)
(Loss) profit before provision for income taxes	(2,899,418)	148,550
Provision for income taxes	(242,837)	(88,473)
Net (loss) profit for the year	(3,142,255)	60,077
Less: net loss (profit) attributable to non-controlling interests	16,231	(6,042)
Net (loss) profit attributable to equity holders of the Company	$ (3,126,024)	$ 54,035
(Loss) earnings per share
Basic and diluted (loss) profit for the year attributable to ordinary equity holders of the Company (in Dollars per share)	$ (0.06)	$ 0.00
Weighted average number of shares used in computation:
Basic and diluted (in Shares)	51,673,256	50,000,000